Convertible Notes (Tables)	12 Months Ended
Dec. 31, 2024
Convertible Notes [Abstract]
Schedule of Convertible Notes	Convertible notes consist of the following:
	December 31, 2024	December 31, 2023

Streeterville Note	$-	$5,020,633
YA Notes	6,574,380	-
Convertible notes	$6,574,380	$5,020,633